FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Banks — 17.2%
224,922	Bank of America Corp. (a)	$7,197,504
240,841	Citizens Financial Group, Inc. (a)	7,769,531
154,767	Comerica, Inc. (a)	8,351,227
601,220	Huntington Bancshares, Inc. (a)	7,358,933
45,827	JPMorgan Chase & Co. (a)	7,238,833
51,107	PNC Financial Services Group (The), Inc. (a)	6,996,037
106,663	Popular, Inc. (a)	7,738,401
362,327	Regions Financial Corp. (a)	7,380,601
		60,031,067
	Capital Markets — 3.9%
19,411	Goldman Sachs Group (The), Inc. (a)	6,907,792
74,535	Morgan Stanley (a)	6,824,425
		13,732,217
	Chemicals — 2.2%
92,120	CF Industries Holdings, Inc. (a)	7,561,210
	Communications Equipment — 1.9%
126,087	Cisco Systems, Inc. (a)	6,561,567
	Consumer Finance — 7.6%
38,121	American Express Co. (a)	6,437,874
59,649	Capital One Financial Corp. (a)	6,980,126
56,933	Discover Financial Services (a)	6,009,278
199,555	Synchrony Financial (a)	6,892,630
		26,319,908
	Financial Services — 8.0%
248,407	Equitable Holdings, Inc. (a)	7,126,797
17,432	Mastercard, Inc., Class A (a)	6,873,089
429,108	MGIC Investment Corp. (a)	7,183,268
28,678	Visa, Inc., Class A (a)	6,817,621
		28,000,775
	Food Products — 2.1%
86,984	Archer-Daniels-Midland Co. (a)	7,390,161
	Health Care Equipment & Supplies — 2.0%
61,821	Abbott Laboratories (a)	6,882,532
	Health Care Providers & Services — 3.9%
14,819	Elevance Health, Inc. (a)	6,989,085
14,726	Humana, Inc. (a)	6,727,279
		13,716,364
	Household Durables — 2.0%
54,705	Lennar Corp., Class A (a)	6,938,235
	Insurance — 4.0%
94,561	Aflac, Inc. (a)	6,840,543
87,791	Principal Financial Group, Inc. (a)	7,011,867
		13,852,410
	IT Services — 3.8%
20,538	Accenture PLC, Class A (a)	6,497,196
100,877	Cognizant Technology Solutions Corp., Class A (a)	6,660,909
		13,158,105

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 3.8%
80,761	Mueller Industries, Inc. (a)	$6,546,486
23,977	Snap-on, Inc. (a)	6,532,294
		13,078,780
	Media — 3.3%
163,968	Interpublic Group of (The) Cos., Inc. (a)	5,612,624
69,003	Omnicom Group, Inc. (a)	5,839,034
		11,451,658
	Metals & Mining — 8.4%
164,586	Freeport-McMoRan, Inc. (a)	7,348,765
43,355	Nucor Corp. (a)	7,460,962
25,636	Reliance Steel & Aluminum Co. (a)	7,507,759
64,029	Steel Dynamics, Inc. (a)	6,824,211
		29,141,697
	Oil, Gas & Consumable Fuels — 12.0%
41,747	Chevron Corp. (a)	6,832,314
43,285	Chord Energy Corp. (a)	6,788,819
94,672	Civitas Resources, Inc. (a)	7,087,146
62,572	ConocoPhillips (a)	7,365,976
62,449	Exxon Mobil Corp. (a)	6,697,031
316,710	Magnolia Oil & Gas Corp., Class A (a)	7,015,126
		41,786,412
	Paper & Forest Products — 2.3%
103,164	Louisiana-Pacific Corp. (a)	7,853,875
	Pharmaceuticals — 1.7%
163,886	Pfizer, Inc. (a)	5,909,729
	Semiconductors & Semiconductor Equipment — 6.1%
10,713	Lam Research Corp. (a)	7,697,183
97,037	Micron Technology, Inc. (a)	6,927,472
37,143	Texas Instruments, Inc. (a)	6,685,740
		21,310,395
	Software — 1.8%
19,179	Microsoft Corp. (a)	6,442,610
	Technology Hardware, Storage & Peripherals — 2.0%
88,282	NetApp, Inc. (a)	6,886,879
	Total Common Stocks	348,006,586
	(Cost $327,014,047)
MONEY MARKET FUNDS — 0.6%
2,017,651	Dreyfus Government Cash Management Fund, Institutional Shares - 5.14% (b)	2,017,651
	(Cost $2,017,651)
	Total Investments — 100.6%	350,024,237
	(Cost $329,031,698)

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(166)	S&P 500 Weeklys	$(76,176,736)	$4,580.00	08/04/23	$(502,482)
	(Premiums received $434,286)
	Net Other Assets and Liabilities — (0.5)%				(1,663,261)
	Net Assets — 100.0%				$347,858,494

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounts to $19,343,480.
(b)	Rate shown reflects yield as of July 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$348,006,586	$348,006,586	$—	$—
Money Market Funds	2,017,651	2,017,651	—	—
Total Investments	$350,024,237	$350,024,237	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(502,482)	$(502,482)	$—	$—

*	See Portfolio of Investments for industry breakout.